NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund

Supplement dated June 5, 2020
to the Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, all references to, and information regarding, Micah Martin, CFA in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE